Provisions (Non-Current and Current) - Additional Information (Detail) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017 Worker	Dec. 31, 2019 EUR (€) Worker	Dec. 31, 2018 EUR (€)
Legal proceedings contingent liability [member]
Disclosure of other provisions [line items]
Liability due to legal procedure | €		€ 9,804	€ 9,287
Provision for legal claims [member]
Disclosure of other provisions [line items]
Liability due to legal procedure | €		€ 9,804
Number of workers initiated for legal procedure | Worker		159
Number of workers adverse with adverse verdict in legal procedure | Worker	2